Investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using the equity method
Associates	¥ 222,513	¥ 610,178	¥ 654,753	¥ 793,210
Joint ventures	3,543,646	2,945,421	2,404,393	2,208,795
Total	¥ 3,766,159	¥ 3,555,599	¥ 3,059,146	¥ 3,002,005